Restricted cash (Tables)	12 Months Ended
Dec. 31, 2019
Restricted cash [Abstract]
Restricted cash	Restricted cash is comprised of the following:
	As of December 31,
(In $ millions)	2019	2018
Opening balance	63.4	39.1
Transfers to restricted cash	6.0	24.3
Total restricted cash	69.4	63.4